Payments, by Category - 12 months ended Dec. 31, 2023 R in Thousands	ZAR (R)
Payments:
Taxes	R 3,411,663
Royalties	920,337
Fees	62,304
Comm. Social Resp.	404,607
Total Payments	R 4,798,912